Share-based compensation - Changes Conditional Shares (Details)	12 Months Ended
	Dec. 31, 2022 € / shares shares	Dec. 31, 2022 $ / shares shares
EUR-denominated Conditional Awards
Share-based Compensation Arrangement by Share-based Payment Award, Equity Instruments Other than Options, Nonvested, Number of Shares [Roll Forward]
Conditional shares outstanding, beginning (in shares)	452,205	452,205
Granted (in shares)	88,432	88,432
Vested (in shares)	(239,685)	(239,685)
Forfeited (in shares)	(8,187)	(8,187)
Conditional shares outstanding, ending (in shares)	292,765	292,765
Share-based Compensation Arrangement by Share-based Payment Award, Equity Instruments Other than Options, Nonvested, Weighted Average Grant Date Fair Value [Abstract]
Conditional shares outstanding, beginning (in usd/eur per share) | € / shares	€ 303.32
Granted (in usd/eur per share) | € / shares	578.65
Vested (in usd/eur per share) | € / shares	247.17
Forfeited (in usd/eur per share) | € / shares	239.82
Conditional shares outstanding, ending (in usd/eur per share) | € / shares	€ 434.10
US-denominated Conditional Awards
Share-based Compensation Arrangement by Share-based Payment Award, Equity Instruments Other than Options, Nonvested, Number of Shares [Roll Forward]
Conditional shares outstanding, beginning (in shares)	297,001	297,001
Granted (in shares)	230,568	230,568
Vested (in shares)	(273,861)	(273,861)
Forfeited (in shares)	(15,314)	(15,314)
Conditional shares outstanding, ending (in shares)	238,394	238,394
Share-based Compensation Arrangement by Share-based Payment Award, Equity Instruments Other than Options, Nonvested, Weighted Average Grant Date Fair Value [Abstract]
Conditional shares outstanding, beginning (in usd/eur per share) | $ / shares		$ 416.07
Granted (in usd/eur per share) | $ / shares		553.61
Vested (in usd/eur per share) | $ / shares		418.03
Forfeited (in usd/eur per share) | $ / shares		487.93
Conditional shares outstanding, ending (in usd/eur per share) | $ / shares		$ 542.22